Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jan. 01, 2018 USD ($)
Premiums Receivable
Allowance for doubtful accounts	$ 0	$ 0
Property and Equipment
Number of state licenses acquired | item	7
Allocated amount of acquired state licenses	$ 700
Impairments of intangible assets	0	0
Impairments of long lived assets	0	0
Retained earnings	28,355	6,921	$ 15,523	$ 3,200
Accumulated other comprehensive (loss) income	(563)	2,993	$ 4,922	$ 3,200
Prepaid Expenses and Other Current Assets
Deferred offering costs	$ 1,100	$ 0
Minimum
Property and Equipment
Useful life	3 years
Maximum
Property and Equipment
Useful life	5 years